Initial Public Offering (Details) - USD ($)		4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross				$ 100,000,000
890 5TH AVENUE PARTNERS, INC.
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10.00	$ 10.00	$ 10.00
Proceeds received from initial public offering, gross			$ 287,500,000
Offering costs		$ 115,392	$ 5,832,150
890 5TH AVENUE PARTNERS, INC. | Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of founder shares have an indirect beneficial interest	212,621
Number of private placement units have an indirect beneficial interest	28,750
890 5TH AVENUE PARTNERS, INC. | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1
Number of warrants in a unit	0.33
890 5TH AVENUE PARTNERS, INC. | Founder shares | Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		212,621
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 11.50	$ 10.00	$ 11.50
Number of shares issuable per warrant		1		1
Number of warrants in a unit		0.33
Number of shares in a unit	1
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 11.50
890 5TH AVENUE PARTNERS, INC. | IPO
Subsidiary, Sale of Stock [Line Items]
Number of units sold initial public offering (in shares)	28,750,000
Purchase price, per unit	$ 10.00
Proceeds received from initial public offering, gross	$ 287,500,000
Offering costs	$ 6,200,000
890 5TH AVENUE PARTNERS, INC. | IPO | Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of units sold initial public offering (in shares)	1,000,000
Number of warrants in a unit		1,000,000
890 5TH AVENUE PARTNERS, INC. | IPO | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross	$ 287,500,000
Offering costs	$ 6,200,000
890 5TH AVENUE PARTNERS, INC. | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold initial public offering (in shares)	3,750,000
Purchase price, per unit	$ 10.00
890 5TH AVENUE PARTNERS, INC. | Private Placement Warrant
Subsidiary, Sale of Stock [Line Items]
Offering costs			$ 12,000
Exercise price of warrants		$ 11.50	$ 11.50	$ 11.50
890 5TH AVENUE PARTNERS, INC. | Private Placement Warrant | Anchor Investors
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		28,750